Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 234	$ 253
Deferred tax assets, Regulatory liabilities	55	15
Deferred tax assets, Other	6	7
Total	295	275
Deferred tax liabilities, Property, plant and equipment	1,651	1,551
Deferred tax liabilities, Regulatory assets	245	240
Deferred Tax Liabilities, Other	1	1
Total	1,897	1,792
Liability in lieu of deferred income taxes - net	$ 1,602	$ 1,517